UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2008

Check here if Amendment [ ]; Amendment Number: ______
  This Amendment (Check only one.):     [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Tennenbaum Capital Partners, LLC
Address:   2951 28th Street, Suite 1000
           Santa Monica, California 90405

Form 13F File Number: 28-11240

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Paul L. Davis
Title:   Vice President, Finance
Phone:   (310) 566-1000

Signature, Place, and Date of Signing:

       /s/ Paul L. Davis         Santa Monica, California    November 14, 2008
    --------------------------   --------------------------  -----------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
Form 13F Information Table Entry Total: 33
Form 13F Information Table Value Total: $559,664
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                           VALUE      SHRS OR    SH/ PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
      NAME OF ISSUER         TITLE OF CLASS    CUSIP      (x$1000)    PRN AMT    PRN CALL  DISCRETION MANAGERS    SOLE   SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
ADVANCED MEDICAL OPTICS INC  NOTE 2.500% 7/1  00763MAG3     16,128   18,500,000  PR        SOLE                18,500,000
ALABAMA AIRCRAFT IND INC     COM              01023E100      1,224      621,445  SH        SOLE                   621,445
AMYLIN PHARMACEUTICALS INC   NOTE 3.000% 6/1  032346AF5        676    1,000,000  PR        SOLE                 1,000,000
ANHEUSER BUSCH COS INC       COM              035229103     11,354      175,000  SH        SOLE                   175,000
BARR PHARMACEUTICALS INC     COM              068306109     30,391      465,400  SH        SOLE                   465,400
BCE INC                      COM NEW          05534B760      3,673      106,400  SH        SOLE                   106,400
BOOKHAM INC                  COM              09856E105      3,795    3,358,110  SH        SOLE                 3,358,110
CONEXANT SYSTEMS INC         NOTE 4.000% 3/0  207142AH3     40,663   62,300,000  PR        SOLE                62,300,000
DRS TECHNOLOGIES INC         COM              23330X100     13,600      177,200  SH        SOLE                   177,200
FLEETWOOD ENTERPRISES INC    SDCV 5.000%12/1  339099AD5      3,907    4,080,000  PR        SOLE                 4,080,000
FLEETWOOD ENTERPRISES INC    COM              339099103      2,087    2,046,038  SH        SOLE                 2,046,038
FLEXTRONICS INTL LTD         NOTE 1.000% 8/0  33938EAL1     10,693   12,500,000  PR        SOLE                12,500,000
FOUNDRY NETWORKS INC         COM              35063R100     26,465    1,453,300  SH        SOLE                 1,453,300
GENENTECH INC                COM NEW          368710406        222        2,500  SH        SOLE                     2,500
HERCULES INC                 COM              427056106     12,456      629,400  SH        SOLE                   629,400
HOLOGIC INC                  FRNT 2.000%12/1  436440AA9     13,991   19,000,000  PR        SOLE                19,000,000
INCYTE CORP                  NOTE 3.500% 2/1  45337CAF9      8,451   10,000,000  PR        SOLE                10,000,000
LEVEL 3 COMMUNICATIONS INC   NOTE 2.875% 7/1  52729NBA7     11,185   14,500,000  PR        SOLE                14,500,000
LEVEL 3 COMMUNICATIONS INC   NOTE 6.000% 3/1  52729NAS9     12,898   14,840,000  PR        SOLE                14,840,000
MIDWAY GAMES INC             NOTE 6.000% 9/3  598148AB0     16,500   22,000,000  PR        SOLE                22,000,000
NEKTAR THERAPEUTICS          NOTE 3.250% 9/2  640268AH1     17,308   30,987,000  PR        SOLE                30,987,000
ON SEMICONDUCTOR CORP        NOTE 4/1         682189AE5     29,062   32,000,000  PR        SOLE                32,000,000
ONLINE RES CORP              COM              68273G101     21,958    2,826,000  SH        SOLE                 2,826,000
OWENS CORNING NEW            COM              690742101     42,377    1,772,334  SH        SOLE                 1,772,334
QUANTUM CORP                 NOTE 4.375% 8/0  747906AE5     38,991   50,720,000  PR        SOLE                50,720,000
RED HAT INC                  DBCV 0.500% 1/1  756577AB8     31,850   32,500,000  PR        SOLE                32,500,000
ROHM & HAAS CO               COM              775371107     32,956      470,800  SH        SOLE                   470,800
SFBC INTL INC                NOTE 2.250% 8/1  784121AB1      8,061   10,000,000  PR        SOLE                10,000,000
STAGE STORES INC             COM NEW          85254C305     52,215    3,822,500  SH        SOLE                 3,822,500
TEVA PHARMACEUTICAL FIN II
   LLC                       DBCV 0.250% 2/0  88164RAB3     20,210   15,250,000  PR        SOLE                15,250,000
TRANSOCEAN SEDCO FOREX INC   NOTE 1.625%12/1  893830AU3      9,498   10,000,000  PR        SOLE                10,000,000
TRANSOCEAN SEDCO FOREX INC   NOTE 1.500%12/1  893830AV1     11,478   12,500,000  PR        SOLE                12,500,000
WELLCARE HEALTH PLANS INC    COM              94946T106      3,341       92,800  SH  CALL  SOLE                    92,800
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